Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued under the Registrant's 2017 Omnibus Equity Plan (as amended and restated)
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	4.21
Maximum Aggregate Offering Price	$ 8,420,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,289.10
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (this "Registration Statement") shall be deemed to cover any additional securities that may from time to time be offered or issued under the JELD-WEN Holding, Inc. 2017 Omnibus Equity Plan (as amended and restated) (the "Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of 2,000,000 shares of Common Stock that may become issuable under the Plan pursuant to its terms. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on May 6, 2025.